Security Benefit Advisor Variable Annuity
Issued by:
Security Benefit Life Insurance Company One Security Benefit Place Topeka, Kansas 66636-0001

Supplement Dated July 13, 2011
To the Prospectus

Effective August 1, 2011, the Fidelity® Advisor Mid Cap underlying fund will change its name to Fidelity® Advisor Stock Selector Mid Cap fund. The corresponding Subaccount will also change its name accordingly. All references to the former name in the Prospectus are hereby changed to reflect the new name effective August 1, 2011.

Effective August 1, 2011, the Northern Institutional Global Tactical Asset Allocation underlying fund will change its name to Northern Global Tactical Asset Allocation fund. The corresponding Subaccount will also change its name accordingly. All references to the former name in the Prospectus are hereby changed to reflect the new name effective August 1, 2011.

Please Retain This Supplement For Future Reference

NEA Valuebuilder Variable Annuity AEA Valuebuilder Variable Annuity
Issued by:
Security Benefit Life Insurance Company One Security Benefit Place Topeka, Kansas 66636-0001

Supplement Dated July 13, 2011
To the Prospectus

Effective August 1, 2011, the Fidelity® Advisor Mid Cap underlying fund will change its name to Fidelity® Advisor Stock Selector Mid Cap. The corresponding Subaccount will also change its name accordingly. All references to the former name in the Prospectus are hereby changed to reflect the new name effective August 1, 2011.

Please Retain This Supplement For Future Reference